INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax	The components of income before income taxes are as follows:
	Year ended March 31,
	2015	2016	2017
	$	$	$

Hong Kong	1,104	1,361	513
China	173	146	248
	1,277	1,507	761

Schedule of provision for income taxes

The provision for income taxes consists of the following:

	Year ended March 31,
	2015	2016	2017
	$	$	$

Hong Kong
Current tax	78	143	103
Deferred tax	(12)	–	–
	66	143	103
China
Current tax	68	100	133
	134	243	236

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2015	2016	2017
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income (Note)	1.5	9.7	15.2
Changes in valuation allowances	(1.6)	(6.8)	(5.9)
Overprovision of profits tax in prior year	(3.8)	(0.2)	(0.5)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(2.8)	0.8	2.8
Others	0.6	(4.0)	2.9
Effective tax rate	10.4	16.0	31.0

Note: Amount primarily represents non-deductible social costs and administrative expenses incurred by Nissin Metal and Plastic (Shenzhen) Company Limited and Highway Holdings.

Schedule of deferred tax assets and liabilities
Deferred income tax (assets) liabilities are as follows:

	As of March 31,
	2016	2017
	$	$
Deferred tax liability:
Property, plant and equipment	34	33

Deferred tax asset:
Tax loss carryforwards	(614)	(568)
Valuation allowance	612	567

Total net deferred tax asset	(2)	(1)

Net deferred tax liability	32	32

Schedule of valuation allowance
Movement of valuation allowances are as follows:

	Year ended March 31,
	2015	2016	2017
	$	$	$

At the beginning of the year	803	722	612
Changes in prior year tax losses carry forward	(60)	(8)	-
Current year reduction	(21)	(102)	(45)

At the end of the year	722	612	567